Stockholders' Equity - Additional Information (Detail) - shares	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Class of Stock [Line Items]
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares outstanding	0	0	0
Common stock, shares authorized	40,000,000	40,000,000	40,000,000
Common stock, shares outstanding	3,378,000	2,878,000	14,388,728
Scenario, Previously Reported [Member]
Class of Stock [Line Items]
Common stock, shares outstanding		14,388,728